Redeemable Noncontrolling Interest - Summary Of Redeemable Noncontrolling Interest (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	$ 0
Fair value at acquisition	1,804
Net income attributable to redeemable noncontrolling interests	38
Foreign currency translation adjustment	31
Ending Balance	$ 1,873